Fair Value Measurements (Tables)	6 Months Ended	7 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Fair Value Disclosures [Abstract]
Schedule of gross holding gains and fair value of held-to-maturity securities
The following table presents information about the Company’s financial assets and liabilities that are measured at fair value on a recurring basis as of June 30, 2021 and December 31, 2020 by level within the fair value hierarchy:

	Fair Value Measured as of June 30, 2021
	Level 1	Level 2	Level 3	Total
Assets
Investments held in Trust Account—U.S. Treasury Securities	$483,071,704	$—	$—	$483,071,704
Liabilities:
Warrant liabilities	$—	$25,962,932	$—	$25,962,932

	Fair Value Measured as of December 31, 2020
	Level 1	Level 2	Level 3	Total
Assets
Investments held in Trust Account—U.S. Treasury Securities	$483,227,051	$—	$—	$483,227,051
Liabilities:
Warrant liabilities	$—	$13,292,400	$—	$13,292,400

The following table presents information about the Company’s financial assets that are measured at fair value on a recurring basis as of December 31, 2020 by level within the fair value hierarchy:

	Fair Value Measured as of December 31, 2020
	Level 1	Level 2	Level 3	Total
Assets
Investments held in Trust Account — U.S. Treasury Securities	$483,227,051	$—	$—	$483,227,051
Liabilities:
Warrant liabilities (restated)	—	13,292,400	—	13,292,400

Total fair value	$483,227,051	$13,292,400	$—	$496,519,451

Summary Of Reconciliation Of Warrant Liabilities Measured At Fair Value
The change in the fair value of the derivative warrant liabilities for the three and six months ended June 30, 2021 is summarized as follows:

Warrant liabilities at December 31, 2020	$13,292,400
Change in fair value of warrant liabilities	3,342,533

Warrant liabilities at March 31, 2021	16,634,933
Change in fair value of warrant liabilities	9,327,999
Warrant liabilities at June 30, 2021	$25,962,932

The change in the fair value of the derivative warrant liabilities for the year ended December 31, 2020 is summarized as follows:

Warrant liabilities at May 19, 2020 (incpetion)	$—
Issuance of Private Warrants	8,628,400
Change in fair value of warrant liabilibites	1,243,733

Warrant liabilities at September 30, 2020	$9,872,133
Change in fair value of warrant liabilibites	3,420,267

Warrant liabilities at December 31, 2020	$13,292,400

Summary Of Quantitative Information Regarding Fair Value Measurements
The following table provides quantitative information regarding Level 3 fair value measurements inputs as their measurement dates:

	September 30, 2020	August 7, 2020
Exercise price	$11.50	$11.50
Stock Price	$10.26	$10.03
Term (in years)	0.85	1.00
Volatility	19.00%	18.00%
Risk-free interest rate	0.36%	0.31%
Dividend yield	—	—